DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION

NOTE 1 – BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNT POLICIES

The accompanying unaudited interim condensed consolidated financial statements included herein have been prepared by the Company, without audit, pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”). Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted pursuant to such rules and regulations. However, the Company believes that the disclosures are adequate to prevent the information presented from being misleading. These financial statements should be read in conjunction with Management’s Discussion and Analysis of Financial Condition and Results of Operations and the financial statements and the notes thereto included in the Company’s Annual Report on Form 10-K, which contains audited financial information for the two years in the period ended December 31, 2018.

Description of Business

We are a digital marketing and data technology company with tools to reach and reveal valuable audiences with marketing and advertising communication. Our machine-learning technology analyzes marketing data to identify brands and content owners' core consumers and their characteristics across marketing channels. In addition to our business services and technologies, we also operate a direct to consumer platform, BIGToken, which enables consumers to own, manage and sell access to their digital identity and data. This provides us with a direct consumer relationship and gives us valuable proprietary data. We derive our revenues from:

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sales of digital advertising campaigns to advertising agencies and brands;

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sales of media inventory through real-time bidding, or “RTB”, exchanges;

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sale and licensing of our SRAX Social platform and related media; and,

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creation of custom platforms for buying media on SRAX for large brands;

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sales of proprietary consumer data.

The core elements of our business are:

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Social Reality Ad Exchange or "SRAX" – Real Time Bidding sell side and buy side representation is our technology which assists publishers in delivering their media inventory to the RTB exchanges. The SRAX platform integrates multiple market-leading demand sources, including OpenX, Pubmatic and AppNexus. We also build custom platforms that allow our agency partners to launch and manage their own RTB campaigns by enabling them to directly place advertising orders on the platform dashboard and view and analyze results as they occur;

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SRAXauto tools enable targeting and engagement with potential auto buyers at dealerships, auto shows, and at home across desktop and mobile environments.

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SRAXcore is our generalized services and technologies supporting brands and agencies in data management, audience optimization, and multi-channel and omnichannel media and marketing services;

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SRAXshopper tools enable brands and agencies to connect with shoppers driving in store an online sales; and

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SRAXir tools to assist public companies in analyzing and marketing to their shareholder population; and

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BIGToken is a platform that allows consumers to manage the sales of their digital data.

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements and notes thereto are unaudited. The unaudited interim financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") and pursuant to the rules and regulations of the Securities and Exchange Commission (the "SEC"). Certain information and note disclosures normally included in the Company’s annual financial statements have been condensed or omitted. The December 31, 2018 condensed balance sheet data was derived from financial statements, but does not include all disclosures required by GAAP. These interim financial statements, in the opinion of management, reflect all normal recurring adjustments necessary for a fair presentation of the financial position, results of operations and cash flows for the interim three and six month periods ended June 30, 2019 and 2018. The results for the three and six months ended June 30, 2019 are not necessarily indicative of the results to be expected for the full year ending December 31, 2019 or for any future period.

These unaudited condensed consolidated financial statements should be read in conjunction with our audited consolidated financial statements and the notes thereto for the year ended December 31, 2018, included in the Company's annual report on Form 10-K filed with the SEC on April 16, 2019.

Uses and Sources of Liquidity – Going Concern Our primary need for liquidity is to fund working capital requirements of our business, establish and develop new business units, development of internally used software and for general corporate purposes, including debt repayment. Our general, selling and administrative expenses decreased from $5,392,625 for the three months ended June 30, 2018 to $5,114,115 for the three months ended June 30, 2019. We had a net loss of $8,098,651 for the three months ended June 30, 2019 compared to a net loss of $4,021,410 for the three months ended June 30, 2018.  Net loss for the three months ended June 30, 2019 includes non-cash warrant liability valuation charges. At June 30, 2019, we had an accumulated deficit of $32,662,403. As of June 30, 2019, we had $2,465,639 in cash and cash equivalents and a working capital deficit of $8,534,224 as compared to $2,784,865 in cash and cash equivalents and a working capital deficit of $3,549,408 at December 31, 2018. We continue to face a challenging competitive environment and while we continue to focus on our overall profitability, including managing expenses, we reported losses and have historically funded our operations and investing activities with cash provided by financing activities. In late 2017, we announced several new initiatives intended to provide additional growth opportunities which launched in the third quarter of 2018.

Although we believe that the foregoing actions will assist with our liquidity needs during the 12 months following the issuance of the financial statements, there is no assurance that the outcome of our actions will result in liquidity. If we continue to experience operating losses, we may need to raise additional capital through the sale of our equity and/or debt securities. Although historically we have funded our operations through the sale of our debt and equity securities, there is no assurance that we will be able to raise additional capital or that if such capital is raised, it will be on favorable terms. A failure to generate additional liquidity could negatively impact our business, including our access to critical business services. Additionally, if we require additional capital and are not able to secure it, we may need to greatly curtail our current and planned business initiatives.

In connection with preparing consolidated financial statements for the year ended December 31, 2018, management evaluated whether there were conditions and events, considered in the aggregate, that raised substantial doubt about the Company’s ability to continue as a going concern within one year from the date that the financial statements are issued.

The Company considered the following:

•	Operating losses of $11,648,703 and $13,884,055 for the year ended December 31, 2018 and the year to date period ended June 30, 2019, respectively.
•	Negative cash flow from operating activities for 2019 and 2018.
•	At June 30, 2019 the Company had an accumulated deficit of $32,662,403.
•	Revenue decline in the six months period ended June 30, 2019 from the same period in the prior year of $5,312,224.

Ordinarily, conditions or events that raise substantial doubt about an entity’s ability to continue as a going concern relate to the entity’s ability to meet its obligations as they become due.

The Company evaluated its ability to meet its obligations as they become due within one year from the date that the financial statements are issued by considering the following:

•	The Company has no debt as of June 30, 2019
•	The Company has historically raised funds from debt and equity financings.
•	The Company’s sale of the SRAXmd vertical for $43.5 million in consideration.
•	In 2018, the Company is in compliance with NASDAQ Capital Markets listing requirements.
•	In 2018, the Company redeemed $6.5 million of convertible debentures.
•	Revenue declines were largely the result of a strategic shift away from lower margin sales the produced little to no positive cash flow benefit for the Company.

The Company will take the following actions if it starts to trend unfavorably to its internal profitability and cash flow projections, in order to mitigate conditions or events that would raise substantial doubt about its ability to continue as a going concern:

•	Raise additional capital through short-term loans.
•	Implement restructuring and cost reductions.
•	Raise additional capital through a private placement.
•	Secure a commercial bank line of credit.
•	Dispose of one or more product lines.
•	Sell or license intellectual property.

At June 30, 2019 the Company had $2,465,639 in cash and cash equivalents and negative working capital of $8,534,224.

Impact of Recently Issued Accounting Standards

Leases

In February 2016, the FASB issued ASU No. 2016-02 (“ASC 842”), Leases, to require lessees to recognize all leases, with certain exceptions, on the balance sheet, while recognition on the statement of operations will remain similar to current lease accounting. Subsequently, the FASB issued ASU No.2018-10, Codification Improvements to Topic 842, Leases, ASU No. 2018-11, Targeted Improvements, ASU No. 2018-20, Narrow-Scope Improvements for Lessors, and ASU 2019-01, Codification Improvements, to clarify and amend the guidance in ASU No. 2016-02. ASC 842 eliminates real estate-specific provisions and modifies certain aspects of lessor accounting. This standard is effective for interim and annual periods beginning after December 15, 2018, with early adoption permitted.

We are using a modified retrospective adoption approach, is required to recognize and measure leases existing at the beginning of the adoption period, with certain practical expedients available.

We adopted the standard effective January 1, 2019. The standard allows a number of optional practical expedients to use for transition. The Company choose the certain practical expedients allowed under the transition guidance which permitted us to not to reassess any existing or expired contracts to determine if they contain embedded leases, to not to reassess our lease classification on existing leases, to account for lease and non-lease components as a single lease component for equipment leases, and whether initial direct costs previously capitalized would qualify for capitalization under FASB ASC 842. The new standard also provides practical expedients and recognition exemptions for an entity's ongoing accounting policy elections. The Company has elected the short-term lease recognition for all leases that qualify, which means that we do not recognize a ROU asset and lease liability for any lease with a term of twelve months or less. The most significant impact of adopting the standard was the recognition of ROU assets and lease liabilities for operating leases on the Company's consolidated balance sheet but it did not have an impact on the Company's consolidated statements of operations or consolidated statements of cash flows. We recorded a ROU and the related operating lease liability for our long-term facilities lease.

The below table summarizes these lease asset and liability accounts presented on our accompanying Condensed Consolidated Balance Sheets:

Operating Leases*	Condensed Consolidated Balance Sheet Caption	Balance as of June 30, 2019
Operating lease right-of-use assets - non-current	Right of Use Asset	$466,253

Operating lease liabilities - current	Accrued liabilities	$139,782
Operating lease liabilities - non-current	Lease Obligation – Long-Term	$326,471
Total operating lease liabilities		$466,253

* As of June 30, 2019, we have no “finance leases” as defined in Topic 842.

Components of Lease Expense

We recognize lease expense on a straight-line basis over the term of our operating leases, as reported within “selling, general and administrative” expense on the accompanying Condensed Consolidated Statement of Operations.

The components of our aggregate lease expense is summarized below:

	Three Months Ended June 30, 2019	Six Months Ended June 30, 2019
Operating lease cost	76,277	152,842
Variable lease cost	—	—
Short-term lease cost	—	—
Total lease cost	76,277	152,842

Weighted Average Remaining Lease Term and Applied Discount Rate

	Weighted Average Remaining Lease Term	Weighted Average Discount Rate
Operating leases as of June 30, 2019	4.25 years	18%

Future Contractual Lease Payments as of June 30, 2019

The below table summarizes our (i) minimum lease payments over the next five years, (ii) lease arrangement implied interest, and (iii) present value of future lease payments:

Operating Leases - future payments
2019 (remaining)	$81,609
2020	163,218
2021	163,218
2022	163,218
2023	133,296
Total future lease payments, undiscounted	704,559
Less: Implied interest	(238,306)
Present value of operating lease payments	466,253

Effective January 1, 2018, we adopted ASU No. 2016-15, Statement of Cash Flows (Topic 230), which addresses eight specific cash flow issues with the objective of reducing the existing diversity in practice in how cash receipts and cash payments are presented in the statement of cash flows. The adoption of ASU No. 2016-15 did not have a significant impact on our consolidated financial statements.

In February 2018, the FASB issued ASU 2018-02: Income Statement – Reporting Comprehensive Income (Topic 220). Under current accounting guidance, the income tax effects for changes in income tax rates and certain other transactions are recognized in income from continuing operations resulting in income tax effects recognized in accumulated other comprehensive income that do not reflect the current tax rate of the entity (“stranded tax effects”). The new guidance allows us the option to reclassify these stranded tax effects to accumulated deficit that relate to the change in the federal tax rate resulting from the passage of the Tax Cuts and Jobs Act. This update is effective for fiscal years beginning after December 15, 2018, including interim periods therein, and early adoption is permitted. We do not expect the adoption of this standard will have a significant impact on our consolidated financial statements.

In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820): Changes to the Disclosure Requirements for Fair Value Measurement, which amends the disclosure requirements in ASC 820 by adding, changing, or removing certain disclosures. The ASU applies to all entities that are required under this guidance to provide disclosures about recurring or nonrecurring fair value measurements. These amendments are effective for all entities for fiscal years beginning after December 15, 2019 including interim periods within those fiscal years. We do not expect ASU 2018-13 will have a material impact on our consolidated financial statements.

Accounting Guidance Issued but Not Adopted at June 30, 2019

In August 2018, the FASB issued ASU 2018-13, "Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement," which is part of the FASB disclosure framework project to improve the effectiveness of disclosures in the notes to the financial statements. The amendments in the new guidance remove, modify, and add certain disclosure requirements related to fair value measurements covered in Topic 820, "Fair Value Measurement." The new standard is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted for either the entire standard or only the requirements that modify or eliminate the disclosure requirements, with certain requirements applied prospectively, and all other requirements applied retrospectively to all periods presented. We are currently evaluating the impact of adopting this guidance.

In June 2016, the FASB issued ASU 2016-13, "Measurement of Credit Losses on Financial Instruments." This ASU replaces the incurred loss impairment methodology in current GAAP with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information for credit loss estimates. In addition, new disclosures are required. The ASU is effective for fiscal years beginning after December 15, 2019. We are currently evaluating the impact of adopting this guidance.

During the six months ended June 30, 2019, the Financial Accounting Standards Board (“FASB”) has not issued any Accounting Standard Updates which are expected to have a material retrospective or future effect on the consolidated financial statements.

Big Token, Inc. [Member]
DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION

NOTE 1 – DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION

Description of Business

Big Token, Inc. (“we”, “us”, "BIG", “BigToken”, or “the Company”) is a Delaware corporation formed on December 14, 2017, and the fiscal year end is December 31. The Company is a wholly owned subsidiary of SRAX, Inc. (f/k/a Social Reality, Inc.,) and has no direct subsidiaries. We are headquartered in Los Angeles, California.

We are a pre-revenue stage business, currently in an open Beta stage of launch of the BigToken application. BIGToken is designed for consumers to own, manage, and earn from their digital identity and data. Consumers are rewarded for providing their data and completing other activities in the BIGToken platform The Company anticipates it will begin generating revenue in the third quarter of 2019, once a significant user base is developed on the BigToken platform, through the sale of advertising to advertising agencies and brands. Currently the working capital needs of Big Token are funded by the parents.

Basis of Presentation

These Financial Statements have been prepared on a stand-alone basis and are derived from the consolidated financial statements and accounting records of SRAX, Inc. (“SRAX”) (NASDAQ: SRAX). The Stand-alone Financial Statements reflect the Company’s financial position, results of operations and cash flows as it was historically managed, in conformity with accounting principles generally accepted in the United States of America, or GAAP.

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") and pursuant to the rules and regulations of the Securities and Exchange Commission (the "SEC").

Our stand-alone Financial Statements does not fully include expense allocations for: (1) certain corporate functions historically provided by SRAX including, but not limited to, finance, legal, information technology, human resources, communications, ethics and compliance, and any shared services; (2) employee benefits and incentives; and (3) share-based compensation. These expenses have not been allocated to us. Since our formation on December 14, 2017, the Company’s parent has allocated resources to BIGtoken in the areas of general administrative, sales, engineering and operations.

Actual costs that may have been incurred if we had been a stand-alone company would depend on a number of factors, including the chosen organizational structure, what functions were outsourced or performed by employees and strategic decisions made in areas such as information technology and infrastructure.

SRAX uses a centralized approach to cash management and financing of its operations, excluding debt if we are the legal obligor. SRAX funds our operating and investing activities as needed. Cash transfers to and from SRAX’s cash management accounts are reflected in intercompany payable to SRAX.

The cash and cash equivalents held by SRAX at the corporate level are not specifically identifiable to us and therefore were not allocated to us for any of the periods presented. Any SRAX third-party debt, and the related interest expense has not been allocated to us for any of the periods presented as we were not the legal obligor of the debt and were not directly attributable to our business.

The unaudited financial statement presented as of and for the three and six months ended June 30, 2019 reflect all normal recurring adjustments, which in the opinion of management, are necessary to fairly present the financial position, results of operations, and cash flows for the periods ended in accordance with GAAP. The results of operations for the three and six months ended June 30, 2019 are not necessarily indicative of results for the entire year ending December 31, 2019.

Uses and Sources of Liquidity

Going Concern

These carve-out financial statements have been prepared on a going concern basis in accordance with US GAAP. The going concern basis of presentation assumes that Big Token will continue in operation for the foreseeable future and be able to realize its assets and discharge its liabilities, contingent or otherwise, and commitments in the normal course of business. Because of Big Token’s dependency on its parent, SRAX. for financing, and as Big Token has experienced losses and negative cash flows from its inception the parent company will support Big Token for its working capital needs over the next twelve months.

Big Token’s ability to generate revenue, profitable operations and positive operating cash flow in the future is dependent on its ability to execute its current business plan. In the event Big Token is unable to achieve its current business plan, it will require additional financing until it is able to sustain profitable operations and positive operating cash flows. Given Big Token’s reliance on its parent, it will require additional financing to meet its short-term obligations as well as ongoing operating costs.

In addition, Big Token continues to invest in the business through the development of sales channel for its products which management believes will result in growth in revenue, profitability and cash flows. However, there can be no assurance regarding the timing of or ultimate achievement of profitability or positive cash flows.

BIGToken’s primary need for liquidity is currently to fund working capital requirements of our business and the development of the BIGToken platform. Once the BIGToken platform is complete, we anticipate generating revenue through the platform. Our general, selling and administrative expenses for the three and six months ended June 30, 2019 were $1,012,528 and $1,707,211 respectively. We generated a net losses for the three and six months ended June 30, 2019 of $1,043,182 and $1,764,648 respectively.

At June 30, 2019 we had an accumulated deficit of $4,018,325. We had a working capital deficit of $4,316,757 at June 30, 2019

NOTE 1 – DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION

Description of Business

Big Token, Inc. (“we”, “us”, "BIG", “BigToken”, or “the Company”) is a Delaware corporation formed on December 14, 2017, and the fiscal year end is December 31. The Company is a wholly owned subsidiary of SRAX, Inc., and has no direct subsidiaries. We are headquartered in Los Angeles, California.

We are a pre-revenue stage business, currently in an open Beta stage of launch of the BigToken application. BIGToken is designed for consumers to own, manage, and earn from their digital identity and data. Consumers are rewarded for providing their data and completing other activities in the BIGToken platform The Company began generating revenue in the third quarter of 2019, once a significant user base is developed on the BigToken platform, through the sale of advertising to advertising agencies and brands. Currently the working capital needs of Big Token are funded by the parents.

The accompanying carve-out financial statements present the historical financial position, results of operations, changes in stockholder’s equity and cash flows of BigToken, Inc., which reflects an operating line of activities of SRAX, Inc. (“Parent” or “SRAX”).

Basis of Presentation

These Financial Statements have been prepared on a stand-alone basis and are derived from the consolidated financial statements and accounting records of SRAX, Inc. (“SRAX”) (NASDAQ: SRAX). The Stand-alone Financial Statements reflect the Company’s financial position, results of operations and cash flows as it was historically managed, in conformity with accounting principles generally accepted in the United States of America, or GAAP.

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") and pursuant to the rules and regulations of the Securities and Exchange Commission (the "SEC").

Our stand-alone Financial Statements does not fully include expense allocations for: (1) certain corporate functions historically provided by SRAX including, but not limited to, finance, legal, information technology, human resources, communications, ethics and compliance, and any shared services; (2) employee benefits and incentives; and (3) share-based compensation. These expenses have not been allocated to us.

Actual costs that may have been incurred if we had been a stand-alone company would depend on a number of factors, including the chosen organizational structure, what functions were outsourced or performed by employees and strategic decisions made in areas such as information technology and infrastructure.

SRAX uses a centralized approach to cash management and financing of its operations, excluding debt if we are the legal obligor. SRAX funds our operating and investing activities as needed. Cash transfers to and from SRAX’s cash management accounts are reflected in intercompany payable to SRAX.

The cash and cash equivalents held by SRAX at the corporate level are not specifically identifiable to us and therefore were not allocated to us for any of the periods presented. Any SRAX third-party debt, and the related interest expense has not been allocated to us for any of the periods presented as we were not the legal obligor of the debt and were not directly attributable to our business.

The financial information included herein may not necessarily reflect the financial position and results of operations of the BigToken in the future or what they would have been had BigToken been a separate, stand-alone entity during the periods presented.